Segment Information	12 Months Ended
Dec. 31, 2021
Segment Information
Segment Information

Note 20 – Segment Information

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Due to business strategic changes, the Company merged consumer products segment and trading segment. As a result, the Company has determined that it has two operating segments as defined by ASC 280, “Segment Reporting”: consumer products and electric vehicles (“EV”). Consumer products segment manufactures, sell and trade Charcoal Doctor branded products and BBQ charcoal in China. The EV segment was acquired in July 2017. Management, including the chief operating decision maker, reviews operation results of consumer products and electric vehicles separately.

Note 20 – Segment Information (continued)

Adjustments and eliminations of inter-company transactions were not included in determining segment (loss) profit, as they are not used by the chief operating decision maker. The following table presents summary information by segment for the years ended December 31, 2021, 2020 and 2019, respectively.

	Consumer product			EV			Total
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Revenue from external customers	$53,411,271	$41,899,677	$49,200,868	$1,852,402	$383,993	$29,702	$55,263,673	$42,283,670	$49,230,570
Cost of revenue	43,427,306	37,411,824	42,409,429	1,405,041	395,473	843,641	44,832,347	37,807,297	43,253,070
Gross profit	9,983,965	4,487,853	6,791,439	447,361	(11,480)	(813,939)	10,431,326	4,476,373	5,977,500
Interest expenses	265,248	300,125	427,379	475,152	—	15,883	740,400	300,125	443,262
Depreciation & amortization	271,536	244,601	276,170	645,066	633,315	627,958	916,602	877,916	904,128
Capital expenditure	11,417	2,489	6,787,833	213,111	142,317	12,106	224,528	144,806	6,799,939
Segment assets	128,727,344	106,775,636	91,431,857	5,799,714	9,519,609	24,018,920	134,527,058	116,295,245	115,450,777
Segment profit	$4,810,563	$2,216,371	$2,346,477	$(15,503,545)	$(12,238,599)	$(12,005,760)	$(10,692,982)	$(10,022,228)	$(9,659,283)

All of the Company’s long-lived assets are located in the PRC. Geographic information about the revenues, which are classified based on customers, is set out as follows:

	Years ended December 31
	2021	2020	2019
Revenue from China	$55,263,673	$42,283,670	$49,230,570
Revenue directly from foreign countries	—	—	—
Total Revenue	$55,263,673	$42,283,670	$49,230,570